Mineral Royalty Interests - Summary of Mineral Royalty Interest (Detail) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026	Dec. 31, 2025
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Upfront Consideration Paid to Date		$ 66,879
Upfront Consideration to be Paid		35,500
Total Upfront Consideration		$ 102,379	$ 39,879
Metates [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner		Chesapeake	Chesapeake
Location of Mine		Mexico	Mexico
Royalty	[1]	0.50%	0.50%
Upfront Consideration Paid to Date	[2]	$ 3,000
Total Upfront Consideration	[2]	$ 3,000	$ 3,000
Term of Agreement		Life of Mine	Life of Mine
Date of Original Contract		07-Aug-2014	07-Aug-2014
Brewery Creek [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	[3]	Victoria Gold	Victoria Gold
Location of Mine	[3]	Canada	Canada
Royalty	[1],[3]	2.00%	2.00%
Upfront Consideration Paid to Date	[2],[3]	$ 3,529
Total Upfront Consideration	[2],[3]	$ 3,529	$ 3,529
Term of Agreement	[3]	Life of Mine	Life of Mine
Date of Original Contract	[3]	04-Jan-2021	04-Jan-2021
Black Pine [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	[4]	Liberty Gold	Liberty Gold
Location of Mine	[4]	USA	USA
Royalty	[1],[4]	0.50%	0.50%
Upfront Consideration Paid to Date	[2],[4]	$ 3,600
Total Upfront Consideration	[2],[4]	$ 3,600	$ 3,600
Term of Agreement	[4]	Life of Mine	Life of Mine
Date of Original Contract	[4]	10-Sep-2023	10-Sep-2023
Mt Todd [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	[5]	Vista	Vista
Location of Mine	[5]	Australia	Australia
Royalty	[1],[5]	1.00%	1.00%
Upfront Consideration Paid to Date	[2],[5]	$ 20,000
Total Upfront Consideration	[2],[5]	$ 20,000	$ 20,000
Term of Agreement	[5]	Life of Mine	Life of Mine
Date of Original Contract	[5]	13-Dec-2023	13-Dec-2023
DeLamar [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	[6]	Integra	Integra
Location of Mine	[6]	USA	USA
Royalty	[1],[6]	1.50%	1.50%
Upfront Consideration Paid to Date	[2],[6]	$ 9,750
Total Upfront Consideration	[2],[6]	$ 9,750	$ 9,750
Term of Agreement	[6]	Life of Mine	Life of Mine
Date of Original Contract	[6]	20-Feb-2024	20-Feb-2024
Spanish Mountain [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner		Spanish Mountain
Location of Mine		Canada
Royalty	[1]	1.50%
Upfront Consideration Paid to Date	[2]	$ 22,500
Upfront Consideration to be Paid	[2]	32,500
Total Upfront Consideration	[2]	$ 55,000
Term of Agreement		Life of Mine
Date of Original Contract		20-Apr-2026
Cipango [Member]
Disclosure Of Detailed Information About Mineral Royalty Interest [Line Items]
Mine Owner	[7]	Cipango
Location of Mine	[7]	Japan
Royalty	[1]	1.50%
Upfront Consideration Paid to Date	[2],[7]	$ 4,500
Upfront Consideration to be Paid	[2],[7]	3,000
Total Upfront Consideration	[2],[7]	$ 7,500
Term of Agreement	[7]	Life of Mine
Date of Original Contract	[7]	04-Jun-2026

[1]	Abbreviation as follows: NSR = Net Smelter Return Royalty; and GR = Gross Royalty.
[2]	Expressed in thousands; excludes closing costs.
[3]	The Company paid $3 million for an existing 2.0% net smelter return royalty interests on the first 600,000 ounces of gold mined and a 2.75% net smelter returns royalty interest thereafter. The Brewery Creek royalty agreement provides, among other things, that Golden Predator Mining Corp., (subsidiary of Victoria Gold) may reduce the 2.75% net smelter royalty interest to 2.125% on payment of the sum of Cdn$2 million to the Company. On August 14, 2024, the Ontario Superior Court of Justice placed Victoria Gold Corp. into receivership following the failure of the heap leach pad at its Eagle Mine in June, 2024.
[4]	Liberty Gold has been granted an option to repurchase 50% of the NSR for $4 million at any point in time up to the earlier of commercial production at Black Pine or January 1, 2030.
[5]	The Mt Todd royalty is at a rate of 1% of gross revenue with such rate being subject to increase to a maximum rate of 2%, depending on the timing associated with the achievement of certain operational milestones.
[6]	Under the DeLamar royalty, if completion is not achieved by January 1, 2029, the DeLamar Royalty will increase annually by 0.15% of net smelter returns to a maximum of 2.7% of net smelter returns.
[7]	Comprised of the Hoshino, Onuki, Hasami, Bosawa, Miyata, Kato and Tashiro properties.